Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 1,260	¥ 2,167	¥ 2,848
Total interest and penalties in the consolidated statements of income	(1,770)	(1,218)	(1,052)
Total cash settlements, foreign exchange translation and other	815	311	371
Balance at end of fiscal year	¥ 305	¥ 1,260	¥ 2,167